Equity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total as of December 31, 2022	$ 4,694,787,854	$ 4,609,988,545	$ 661,512,442
SOPs exercised and RSUs vested	68,312,944	64,418,580	21,914,840
Shares withheld for employees' taxes	(8,848,203)	(8,536,770)	(705,144)
Shares repurchased	(290,676)		(203,643)
Issuance of preferred shares (Series G)			11,758,704
Conversion of senior preferred shares (Series F-1)
Issuance of preferred shares due to Easynvest business combination			8,019,426
Issuance of preferred shares(Series G-1)			10,002,809
Conversion of ordinary shares in class A shares
Conversion of class A shares in class B shares
Awards issued			7,596,827
Issuance of class A shares - Cognitect acquisition	644,934		107,489
Issuance of class A shares - Spin Pay acquisition	877,665		138,415
Subtotal balances before the 6-for-1 forward share split			720,142,165
Issuance of shares due to the 6-for-1 forward share split			3,600,710,825
Subtotal balances after the 6-for-1 forward share split			4,320,852,990
Preferred shares converted into class A shares
Cancelation of management shares			(15,000)
Issuance of shares under the customer program			1,259,613
Issuance of shares under the IPO			287,890,942
Movements due to the IPO			289,135,555
Conversion of shares class B to A
Issuance of class A shares - Cognitect and Juntos acquisitions		1,362,201
Issuance of shares due to IPO over-allotment		27,555,298
Conversion of class B shares in class A shares
Share issued to service providers	4,355,374
Issuance of class A shares - Olivia acquisition	6,097,262
Total as of December 31, 2023	$ 4,765,937,154	4,694,787,854	4,609,988,545
Contingent consideration [member]
IfrsStatementLineItems [Line Items]
Shares authorized issued	2,920,149
Reserved For The Share Based Payments [Member]
IfrsStatementLineItems [Line Items]
Shares authorized issued	329,196,802
Shares Authorized Which May Be Issued Class A Or Class B [Member]
IfrsStatementLineItems [Line Items]
Shares authorized issued	43,505,387,105
Shares Authorized And Unissued [Member]
IfrsStatementLineItems [Line Items]
Shares authorized issued	43,837,504,056
Shares Authorized Issue [Member]
IfrsStatementLineItems [Line Items]
Shares authorized issued	4,765,937,154
Total as of December 31, 2023	48,603,441,210
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Total as of December 31, 2022			222,657,093
SOPs exercised and RSUs vested			6,314,494
Shares withheld for employees' taxes			(320,866)
Shares repurchased			(203,643)
Issuance of preferred shares (Series G)
Conversion of senior preferred shares (Series F-1)
Issuance of preferred shares due to Easynvest business combination
Issuance of preferred shares(Series G-1)
Conversion of ordinary shares in class A shares			(228,447,078)
Conversion of class A shares in class B shares
Awards issued
Issuance of class A shares - Cognitect acquisition
Issuance of class A shares - Spin Pay acquisition
Subtotal balances before the 6-for-1 forward share split
Issuance of shares due to the 6-for-1 forward share split
Subtotal balances after the 6-for-1 forward share split
Preferred shares converted into class A shares
Cancelation of management shares
Issuance of shares under the customer program
Issuance of shares under the IPO
Movements due to the IPO
Conversion of shares class B to A
Issuance of class A shares - Cognitect and Juntos acquisitions
Issuance of shares due to IPO over-allotment
Conversion of class B shares in class A shares
Share issued to service providers
Issuance of class A shares - Olivia acquisition
Total as of December 31, 2023
Preference shares [member]
IfrsStatementLineItems [Line Items]
Total as of December 31, 2022			422,057,050
SOPs exercised and RSUs vested
Shares withheld for employees' taxes
Shares repurchased
Issuance of preferred shares (Series G)			11,758,704
Conversion of senior preferred shares (Series F-1)			16,795,799
Issuance of preferred shares due to Easynvest business combination			8,019,426
Issuance of preferred shares(Series G-1)			10,002,809
Conversion of ordinary shares in class A shares
Conversion of class A shares in class B shares
Awards issued
Issuance of class A shares - Cognitect acquisition
Issuance of class A shares - Spin Pay acquisition
Subtotal balances before the 6-for-1 forward share split			468,633,788
Issuance of shares due to the 6-for-1 forward share split			2,343,168,940
Subtotal balances after the 6-for-1 forward share split			2,811,802,728
Preferred shares converted into class A shares			(2,811,802,728)
Cancelation of management shares
Issuance of shares under the customer program
Issuance of shares under the IPO
Movements due to the IPO			(2,811,802,728)
Conversion of shares class B to A
Issuance of class A shares - Cognitect and Juntos acquisitions
Issuance of shares due to IPO over-allotment
Conversion of class B shares in class A shares
Share issued to service providers
Issuance of class A shares - Olivia acquisition
Total as of December 31, 2023
Senior Preferred Shares [Member]
IfrsStatementLineItems [Line Items]
Total as of December 31, 2022			16,795,799
SOPs exercised and RSUs vested
Shares withheld for employees' taxes
Shares repurchased
Issuance of preferred shares (Series G)
Conversion of senior preferred shares (Series F-1)			(16,795,799)
Issuance of preferred shares due to Easynvest business combination
Issuance of preferred shares(Series G-1)
Conversion of ordinary shares in class A shares
Conversion of class A shares in class B shares
Awards issued
Issuance of class A shares - Cognitect acquisition
Issuance of class A shares - Spin Pay acquisition
Subtotal balances before the 6-for-1 forward share split
Issuance of shares due to the 6-for-1 forward share split
Subtotal balances after the 6-for-1 forward share split
Preferred shares converted into class A shares
Cancelation of management shares
Issuance of shares under the customer program
Issuance of shares under the IPO
Movements due to the IPO
Conversion of shares class B to A
Issuance of class A shares - Cognitect and Juntos acquisitions
Issuance of shares due to IPO over-allotment
Conversion of class B shares in class A shares
Share issued to service providers
Issuance of class A shares - Olivia acquisition
Total as of December 31, 2023
Management Shares [Member]
IfrsStatementLineItems [Line Items]
Total as of December 31, 2022			2,500
SOPs exercised and RSUs vested
Shares withheld for employees' taxes
Shares repurchased
Issuance of preferred shares (Series G)
Conversion of senior preferred shares (Series F-1)
Issuance of preferred shares due to Easynvest business combination
Issuance of preferred shares(Series G-1)
Conversion of ordinary shares in class A shares
Conversion of class A shares in class B shares
Awards issued
Issuance of class A shares - Cognitect acquisition
Issuance of class A shares - Spin Pay acquisition
Subtotal balances before the 6-for-1 forward share split			2,500
Issuance of shares due to the 6-for-1 forward share split			12,500
Subtotal balances after the 6-for-1 forward share split			15,000
Preferred shares converted into class A shares
Cancelation of management shares			(15,000)
Issuance of shares under the customer program
Issuance of shares under the IPO
Movements due to the IPO			(15,000)
Conversion of shares class B to A
Issuance of class A shares - Cognitect and Juntos acquisitions
Issuance of shares due to IPO over-allotment
Conversion of class B shares in class A shares
Share issued to service providers
Issuance of class A shares - Olivia acquisition
Total as of December 31, 2023
Class A Ordinary Shares [Member]
IfrsStatementLineItems [Line Items]
Total as of December 31, 2022	3,602,854,813	3,459,743,431
SOPs exercised and RSUs vested	68,312,944	64,418,580	15,600,346
Shares withheld for employees' taxes	(8,848,203)	(8,536,770)	(384,278)
Shares repurchased	(290,676)
Issuance of preferred shares (Series G)
Conversion of senior preferred shares (Series F-1)
Issuance of preferred shares due to Easynvest business combination
Issuance of preferred shares(Series G-1)
Conversion of ordinary shares in class A shares			228,447,078
Conversion of class A shares in class B shares			(184,110,692)
Awards issued
Issuance of class A shares - Cognitect acquisition	644,934		107,489
Issuance of class A shares - Spin Pay acquisition	877,665		138,415
Subtotal balances before the 6-for-1 forward share split			59,798,358
Issuance of shares due to the 6-for-1 forward share split			298,991,790
Subtotal balances after the 6-for-1 forward share split			358,790,148
Preferred shares converted into class A shares			2,811,802,728
Cancelation of management shares
Issuance of shares under the customer program			1,259,613
Issuance of shares under the IPO			287,890,942
Movements due to the IPO			3,100,953,283
Conversion of shares class B to A		58,312,073
Issuance of class A shares - Cognitect and Juntos acquisitions		1,362,201
Issuance of shares due to IPO over-allotment		27,555,298
Conversion of class B shares in class A shares	8,620,899
Share issued to service providers	4,355,374
Issuance of class A shares - Olivia acquisition	6,097,262
Total as of December 31, 2023	$ 3,682,625,012	3,602,854,813	3,459,743,431
Class A Ordinary Shares [Member] | Contingent consideration [member]
IfrsStatementLineItems [Line Items]
Shares authorized issued
Class A Ordinary Shares [Member] | Reserved For The Share Based Payments [Member]
IfrsStatementLineItems [Line Items]
Shares authorized issued
Class A Ordinary Shares [Member] | Shares Authorized Which May Be Issued Class A Or Class B [Member]
IfrsStatementLineItems [Line Items]
Shares authorized issued
Class A Ordinary Shares [Member] | Shares Authorized And Unissued [Member]
IfrsStatementLineItems [Line Items]
Shares authorized issued
Class A Ordinary Shares [Member] | Shares Authorized Issue [Member]
IfrsStatementLineItems [Line Items]
Shares authorized issued	3,682,625,012
Total as of December 31, 2023
Class B Ordinary Shares [Member]
IfrsStatementLineItems [Line Items]
Total as of December 31, 2022	$ 1,091,933,041	1,150,245,114
SOPs exercised and RSUs vested
Shares withheld for employees' taxes
Shares repurchased
Issuance of preferred shares (Series G)
Conversion of senior preferred shares (Series F-1)
Issuance of preferred shares due to Easynvest business combination
Issuance of preferred shares(Series G-1)
Conversion of ordinary shares in class A shares
Conversion of class A shares in class B shares			184,110,692
Awards issued			7,596,827
Issuance of class A shares - Cognitect acquisition
Issuance of class A shares - Spin Pay acquisition
Subtotal balances before the 6-for-1 forward share split			191,707,519
Issuance of shares due to the 6-for-1 forward share split			958,537,595
Subtotal balances after the 6-for-1 forward share split			1,150,245,114
Preferred shares converted into class A shares
Cancelation of management shares
Issuance of shares under the customer program
Issuance of shares under the IPO
Movements due to the IPO
Conversion of shares class B to A		(58,312,073)
Issuance of class A shares - Cognitect and Juntos acquisitions
Issuance of shares due to IPO over-allotment
Conversion of class B shares in class A shares	(8,620,899)
Share issued to service providers
Issuance of class A shares - Olivia acquisition
Total as of December 31, 2023	$ 1,083,312,142	1,091,933,041	1,150,245,114
Class B Ordinary Shares [Member] | Contingent consideration [member]
IfrsStatementLineItems [Line Items]
Shares authorized issued
Class B Ordinary Shares [Member] | Reserved For The Share Based Payments [Member]
IfrsStatementLineItems [Line Items]
Shares authorized issued
Class B Ordinary Shares [Member] | Shares Authorized Which May Be Issued Class A Or Class B [Member]
IfrsStatementLineItems [Line Items]
Shares authorized issued
Class B Ordinary Shares [Member] | Shares Authorized And Unissued [Member]
IfrsStatementLineItems [Line Items]
Shares authorized issued
Class B Ordinary Shares [Member] | Shares Authorized Issue [Member]
IfrsStatementLineItems [Line Items]
Shares authorized issued	1,083,312,142
Total as of December 31, 2023
Total After 6 For 1 Forward Share Split [Member]
IfrsStatementLineItems [Line Items]
Total as of December 31, 2022	$ 4,694,787,854	4,609,988,545	3,969,074,652
SOPs exercised and RSUs vested	68,312,944	64,418,580	131,489,040
Shares withheld for employees' taxes	(8,848,203)	(8,536,770)	(4,230,864)
Shares repurchased	(290,676)		(1,221,858)
Issuance of preferred shares (Series G)			70,552,224
Conversion of senior preferred shares (Series F-1)
Issuance of preferred shares due to Easynvest business combination			48,116,556
Issuance of preferred shares(Series G-1)			60,016,854
Conversion of ordinary shares in class A shares
Conversion of class A shares in class B shares
Awards issued			45,580,962
Issuance of class A shares - Cognitect acquisition	644,934		644,934
Issuance of class A shares - Spin Pay acquisition	877,665		830,490
Subtotal balances before the 6-for-1 forward share split			4,320,852,990
Issuance of shares due to the 6-for-1 forward share split
Subtotal balances after the 6-for-1 forward share split			4,320,852,990
Preferred shares converted into class A shares
Cancelation of management shares			(15,000)
Issuance of shares under the customer program			1,259,613
Issuance of shares under the IPO			287,890,942
Movements due to the IPO			289,135,555
Conversion of shares class B to A
Issuance of class A shares - Cognitect and Juntos acquisitions		1,362,201
Issuance of shares due to IPO over-allotment		27,555,298
Conversion of class B shares in class A shares
Share issued to service providers	4,355,374
Issuance of class A shares - Olivia acquisition	6,097,262
Total as of December 31, 2023	$ 4,765,937,154	$ 4,694,787,854	$ 4,609,988,545
Total After 6 For 1 Forward Share Split [Member] | Contingent consideration [member]
IfrsStatementLineItems [Line Items]
Shares authorized issued	10,683,513
Total After 6 For 1 Forward Share Split [Member] | Reserved For The Share Based Payments [Member]
IfrsStatementLineItems [Line Items]
Shares authorized issued	397,521,998
Total After 6 For 1 Forward Share Split [Member] | Shares Authorized Which May Be Issued Class A Or Class B [Member]
IfrsStatementLineItems [Line Items]
Shares authorized issued	43,500,447,845
Total After 6 For 1 Forward Share Split [Member] | Shares Authorized And Unissued [Member]
IfrsStatementLineItems [Line Items]
Shares authorized issued	43,908,653,356
Total After 6 For 1 Forward Share Split [Member] | Shares Authorized Issue [Member]
IfrsStatementLineItems [Line Items]
Shares authorized issued	4,694,787,854
Total as of December 31, 2023	48,603,441,210